UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (115.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (14.8%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036	$162,627	$186,086
6s, with due dates from April 15, 2028 to November 20, 2038	477,567	534,344
5 1/2s, April 20, 2038	756,250	833,263
3s, TBA, May 1, 2043	4,000,000	4,165,625
3s, TBA, April 1, 2043	8,000,000	8,353,125
3s, TBA, April 1, 2043	2,000,000	2,090,156

		16,162,599
U.S. Government Agency Mortgage Obligations (100.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031	60,558	70,877
7s, with due dates from November 1, 2026 to May 1, 2032	577,327	676,526
6s, May 1, 2040	897,401	981,777
5 1/2s, December 1, 2033	61,029	66,894
5.500%, May 1, 2036(i)	44,064	49,643
3s, TBA, April 1, 2043	1,000,000	1,026,641

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030	34,697	40,532
7s, with due dates from December 1, 2028 to December 1, 2035	766,559	879,359
6 1/2s, September 1, 2036	25,950	28,906
6s, January 1, 2038	892,573	977,507
6.000%, August 1, 2037(i)	23,786	27,056
5s, February 1, 2039	109,896	119,005
4 1/2s, April 1, 2041	143,074	154,525
4s, with due dates from June 1, 2042 to November 1, 2042	16,333,937	17,822,368
4s, March 1, 2042(FWC)	161,205	171,048
4s, TBA, April 1, 2043	23,000,000	24,520,157
3s, TBA, May 1, 2043	25,000,000	25,711,915
3s, TBA, April 1, 2043	36,000,000	37,122,188

		110,446,924

Total U.S. government and agency mortgage obligations (cost $126,146,313)		$126,609,523

U.S. TREASURY OBLIGATIONS (28.1%)(a)
	Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023	$990,000	$1,401,275
4 1/2s, August 15, 2039(SEG)(SEGSF)	7,201,000	9,195,058

U.S. Treasury Notes
3.375%, July 31, 2013(i)	159,000	161,580
0 5/8s, May 31, 2017	8,927,000	8,938,333
0 1/4s, August 31, 2014	11,010,000	11,015,591
0 1/4s, May 31, 2014	3,000	3,002

Total U.S. treasury Obligations (cost $30,065,996)		$30,714,839

MORTGAGE-BACKED SECURITIES (21.9%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (21.9%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.975s, 2037	$90,279	$141,852
IFB Ser. 2979, Class AS, 23.528s, 2034	40,483	54,416
IFB Ser. 3072, Class SM, 23.052s, 2035	108,072	168,874
IFB Ser. 3072, Class SB, 22.905s, 2035	88,086	137,087
IFB Ser. 3065, Class DC, 19 1/4s, 2035	407,729	630,275
IFB Ser. 2990, Class LB, 16.426s, 2034	113,064	156,455
IFB Ser. 3940, Class PS, IO, 6.447s, 2040	1,252,325	183,466
IFB Ser. 3919, Class TS, IO, 6.447s, 2030	918,987	151,137
IFB Ser. 4105, Class HS, IO, 6.397s, 2042	798,290	196,427
IFB Ser. 3803, Class SP, IO, 6.397s, 2038	1,234,445	104,928
IFB Ser. 3232, Class KS, IO, 6.097s, 2036	716,996	78,421
IFB Ser. 4112, Class SC, IO, 5.947s, 2042	2,134,097	354,796
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	336,185	65,536
IFB Ser. 4012, Class SM, IO, 5.747s, 2042	617,360	97,512
IFB Ser. 3852, Class SG, 4.827s, 2041	757,880	773,303
Ser. 304, Class C27, IO, 4 1/2s, 2043	1,779,000	288,305
Ser. 4122, Class TI, IO, 4 1/2s, 2042	984,458	149,933
Ser. 4125, Class HI, IO, 4 1/2s, 2042	1,143,654	183,762
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,498,020	198,218
Ser. 3747, Class HI, IO, 4 1/2s, 2037	101,743	8,689
Ser. 4116, Class MI, IO, 4s, 2042	1,835,126	291,896
Ser. 4090, Class BI, IO, 4s, 2042	483,464	50,923
Ser. 4026, Class JI, IO, 4s, 2041	624,145	73,150
Ser. 4019, Class JI, IO, 4s, 2041	1,640,026	209,267
Ser. 3756, Class IG, IO, 4s, 2037	3,097,937	138,075
Ser. 304, Class C22, IO, 3 1/2s, 2043	154,000	25,201
Ser. 304, Class C4, IO, 3 1/2s, 2043	611,000	126,880
Ser. 4172, Class PI, IO, 3s, 2040	1,235,947	135,262
Ser. 3835, Class FO, PO, zero %, 2041	2,089,560	1,791,359
Ser. 3391, PO, zero %, 2037	29,313	26,026
Ser. 3300, PO, zero %, 2037	17,813	16,621
FRB Ser. 3326, Class WF, zero %, 2035	6,057	5,959

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036	97,481	185,104
IFB Ser. 06-8, Class HP, 23.818s, 2036	106,105	176,868
IFB Ser. 05-45, Class DA, 23.671s, 2035	159,255	261,297
IFB Ser. 07-53, Class SP, 23.451s, 2037	128,177	201,687
IFB Ser. 08-24, Class SP, 22.535s, 2038	585,994	943,443
IFB Ser. 05-122, Class SE, 22.385s, 2035	166,678	251,050
IFB Ser. 05-75, Class GS, 19.637s, 2035	127,222	183,697
IFB Ser. 05-106, Class JC, 19.491s, 2035	118,002	185,372
IFB Ser. 05-83, Class QP, 16.863s, 2034	53,347	72,889
IFB Ser. 11-4, Class CS, 12.492s, 2040	358,062	435,542
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041	880,062	159,617
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	2,191,389	345,626
IFB Ser. 12-3, Class SD, IO, 6.306s, 2042	1,092,992	201,952
IFB Ser. 11-27, Class AS, IO, 6.276s, 2041	820,134	127,072
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	1,741,311	271,401
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	412,121	76,308
Ser. 409, Class 82, IO, 4 1/2s, 2040	983,651	146,477
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	594,887	90,601
Ser. 12-96, Class PI, IO, 4s, 2041	1,594,386	219,611
Ser. 409, Class C16, IO, 4s, 2040	1,349,055	167,174
Ser. 13-6, Class BI, IO, 3s, 2042	1,719,477	204,618
Ser. 13-35, Class IP, IO, 3s, 2042	947,000	118,079
Ser. 13-23, Class PI, IO, 3s, 2041	1,137,538	130,106
Ser. 13-30, Class IP, IO, 3s, 2041	1,610,000	186,407
Ser. 13-23, Class LI, 3s, 2041	903,145	104,268
FRB Ser. 03-W8, Class 3F2, 0.554s, 2042	9,177	8,984
FRB Ser. 07-95, Class A3, 0.454s, 2036	1,868,618	1,695,771
Ser. 08-53, Class DO, PO, zero %, 2038	144,390	124,105
Ser. 07-44, Class CO, PO, zero %, 2037	55,322	49,395
Ser. 1988-12, Class B, zero %, 2018	1,482	1,423

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.638s, 2041	770,531	1,222,801
IFB Ser. 10-158, Class SD, 14.39s, 2040	209,000	298,770
IFB Ser. 11-70, Class WS, 9.294s, 2040	360,000	412,981
IFB Ser. 11-72, Class SE, 7.136s, 2041	1,341,000	1,438,273
IFB Ser. 11-81, Class SB, IO, 6.502s, 2036	1,447,617	219,097
IFB Ser. 11-61, Class CS, IO, 6.477s, 2035	465,511	64,589
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040	2,435,429	455,121
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	1,984,152	371,513
IFB Ser. 10-115, Class TS, IO, 5.897s, 2038	1,434,552	208,067
IFB Ser. 10-120, Class SA, IO, 5.847s, 2040	1,459,978	274,272
IFB Ser. 10-61, Class SJ, IO, 5.847s, 2040	701,652	108,560
IFB Ser. 11-70, Class SN, IO, 5.697s, 2041	259,000	70,282
Ser. 13-3, Class IT, IO, 5s, 2043	838,324	160,815
Ser. 13-6, Class BI, IO, 5s, 2043	390,453	76,896
Ser. 13-6, Class OI, IO, 5s, 2043	680,280	124,600
Ser. 10-35, Class UI, IO, 5s, 2040	1,658,137	319,487
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	987,650	182,705
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	1,224,933	298,467
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	1,002,005	152,104
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,943,202	360,289
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	893,321	88,876
Ser. 12-56, Class IB, IO, 4s, 2042	1,288,433	216,601
Ser. 10-116, Class QI, IO, 4s, 2034	1,209,429	87,616
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	878,813	133,096
Ser. 11-70, PO, zero %, 2041	2,551,526	2,118,328
Ser. 10-151, Class KO, PO, zero %, 2037	142,186	127,865
Ser. 06-36, Class OD, PO, zero %, 2036	6,846	6,307

		23,938,333

Total mortgage-backed securities (cost $22,833,488)		$23,938,333

SHORT-TERM INVESTMENTS (29.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(AFF)	18,484,351	$18,484,351

SSgA Prime Money Market Fund 0.02%(P)	270,000	270,000

Interest in $100,000,000 joint tri-party repurchase agreement dated 3/28/13 with BNP Paribas due 4/1/13 - maturity value of $10,329,264 for an effective yield of 0.23% (collateralized by various mortgage backed securities with a coupon rate of 3.00% and due dates ranging from 9/15/42 to 10/15/42, valued at $102,000,001)	$10,329,000	10,329,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.19%, April 9, 2013	2,250,000	2,249,905

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013(SEG)(SEGSF)	500,000	499,744

Total short-term investments (cost $31,833,000)		$31,833,000

TOTAL INVESTMENTS

Total investments (cost $210,878,797)(b)		$213,095,695

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	215	$53,572,625	Jun-13	$(16,532)
U.S. Treasury Note 2 yr (Long)	47	10,361,297	Jun-13	(824)
U.S. Treasury Note 5 yr (Long)	90	11,164,922	Jun-13	10,986

Total				$(6,370)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	$3,565,000	$428
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	3,565,000	(25,383)
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	3,530,000	15,356
Citibank, N.A.

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	3,530,000	15,214
Credit Suisse International

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	4,207,000	(799)
1.83375/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83375	3,786,000	(1,325)
1.83/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83	3,786,000	(2,272)
1.82875/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.82875	3,786,000	(2,309)
(1.39)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.39	13,462,000	(25,712)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	4,207,000	(27,682)
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	3,466,000	18,404
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	3,530,000	15,108
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	11,106,000	5,220
2.33375/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33375	3,786,000	2,953
2.33/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33	3,786,000	1,060
2.32875/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.32875	3,786,000	1,022
Deutsche Bank AG

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	4,207,000	(505)
(1.4075)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.4075	6,731,000	(13,664)
(1.37)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37	13,462,000	(24,366)
(1.38)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.38	13,462,000	(25,174)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	4,207,000	(27,009)
2.395/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.395	3,466,000	18,197
2.38/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.38	3,466,000	17,469
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	3,530,000	15,744
2.425/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.425	1,733,000	9,947
0.87/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.87	11,106,000	5,220
0.865/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.865	11,106,000	4,887
0.8975/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.8975	5,553,000	2,943
Goldman Sachs International

1.91/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.91	4,189,800	1,173
1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	1,529,456	(1,744)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	1,529,456	(8,290)
(1.37625)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37625	6,731,000	(12,116)
(1.42125)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.42125	6,731,000	(12,856)
2.44/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.44	1,733,000	9,566
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	1,733,000	8,682
2.41/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.41	4,189,800	3,897
0.9/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	5,553,000	2,554
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	5,553,000	2,499
JPMorgan Chase Bank N.A.

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	1,691,364	(1,319)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	1,691,364	(10,977)

Total			$(45,959)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $65,610,273) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, April 1, 2043	$23,000,000	4/11/13	$24,520,157
Federal National Mortgage Association, 3s, April 1, 2043	30,000,000	4/11/13	30,935,157
Government National Mortgage Association, 3s, April 1, 2043	8,000,000	4/18/13	8,353,125
Government National Mortgage Association, 3s, April 1, 2043	2,000,000	4/18/13	2,090,156

Total			$65,898,595

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$2,932,900	(E)	$33,552	06/19/23	3 month USD-LIBOR-BBA	2.00%	$7,860
	7,898,000	(E)	(78,360)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(9,174)
	Barclays Bank PLC
	745,000	(E)	1,019	06/19/15	3 month USD-LIBOR-BBA	0.40%	215
	765,000	(E)	(1,262)	06/19/18	1.00%	3 month USD-LIBOR-BBA	627
	2,162,000	(E)	31,400	06/19/23	3 month USD-LIBOR-BBA	2.00%	12,461
	58,306,000	(E)	(62,660)	06/19/15	0.40%	3 month USD-LIBOR-BBA	312
	7,662,000	(E)	28,679	06/19/18	3 month USD-LIBOR-BBA	1.00%	9,753
	9,356,000	(E)	(132,289)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(50,331)
	1,502,000	(E)	21,237	06/19/43	3 month USD-LIBOR-BBA	3.00%	10,783
	Citibank, N.A.
	7,350,000	(E)	(7,107)	06/19/15	0.40%	3 month USD-LIBOR-BBA	831
	5,414,000	(E)	51,040	06/19/23	3 month USD-LIBOR-BBA	2.00%	3,613
	1,365,000	(E)	(28,469)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(16,512)
	405,000	(E)	(3,159)	06/19/43	3.00%	3 month USD-LIBOR-BBA	(340)
	1,104,000	(E)	(2,941)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(214)
	Credit Suisse International
	2,386,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	1,953
	1,200,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	412
	1,450,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	32
	379,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(2,301)
	1,977,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	3,199
	754,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(881)
	2,900,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	(4,912)
	620,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(84)
	2,384,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	(6,242)
	1,444,000		—	03/04/18	0.9275%	3 month USD-LIBOR-BBA	430
	1,076,000	(E)	(8,621)	06/19/43	3.00%	3 month USD-LIBOR-BBA	(1,133)
	9,802,000	(E)	(118,865)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(32,999)
	376,000		—	03/08/23	3 month USD-LIBOR-BBA	2.01875%	828
	376,000		—	03/11/23	3 month USD-LIBOR-BBA	2.065%	2,340
	1,444,000		—	03/11/18	0.9875%	3 month USD-LIBOR-BBA	(3,357)
	4,200,000		—	03/20/18	0.968125%	3 month USD-LIBOR-BBA	(3,916)
	1,196,000		—	03/04/16	3 month USD-LIBOR-BBA	0.5025%	(534)
	378,000		—	03/04/23	3 month USD-LIBOR-BBA	1.975%	(640)
	829,000	(E)	(896)	06/19/15	0.40%	3 month USD-LIBOR-BBA	(1)
	16,757,000	(E)	(54,937)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(13,547)
	1,791,000		—	03/06/16	3 month USD-LIBOR-BBA	0.495%	(1,273)
	563,000		—	03/06/23	3 month USD-LIBOR-BBA	1.9575%	(1,923)
	2,167,000		—	03/06/18	0.915%	3 month USD-LIBOR-BBA	2,122
	15,990,000	(E)	208,731	06/19/23	3 month USD-LIBOR-BBA	2.00%	68,659
	23,207,000	(E)	24,309	06/19/15	3 month USD-LIBOR-BBA	0.40%	(756)
	1,184,000		—	03/08/16	3 month USD-LIBOR-BBA	0.5175%	(54)
	1,444,000		—	03/08/18	0.955%	3 month USD-LIBOR-BBA	(1,319)
	1,184,000		—	03/11/16	3 month USD-LIBOR-BBA	0.535%	501
	1,105,000		—	03/20/23	3 month USD-LIBOR-BBA	2.045%	4,002
	3,478,000		—	03/20/16	3 month USD-LIBOR-BBA	0.521465%	(571)
	Deutsche Bank AG
	1,065,000	(E)	2,725	06/19/18	3 month USD-LIBOR-BBA	1.00%	95
	7,012,000	(E)	56,579	06/19/23	3 month USD-LIBOR-BBA	2.00%	(4,846)
	47,000	(E)	(107)	06/19/43	3.00%	3 month USD-LIBOR-BBA	221
	2,247,000	(E)	2,577	06/19/15	3 month USD-LIBOR-BBA	0.40%	150
	1,365,000	(E)	(28,469)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(16,512)
	Goldman Sachs International
	9,404,000	(E)	109,876	06/19/23	3 month USD-LIBOR-BBA	2.00%	27,497
	3,670,000	(E)	4,753	06/19/15	3 month USD-LIBOR-BBA	0.40%	789
	4,189,800	(E)	(91,756)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(55,054)
	357,000	(E)	2,300	06/19/43	3 month USD-LIBOR-BBA	3.00%	(185)
	JPMorgan Chase Bank N.A.
	5,108,000	(E)	5,666	06/19/15	3 month USD-LIBOR-BBA	0.40%	149
	897,000	(E)	(2,328)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(112)
	19,651,000	(E)	(182,127)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(9,984)
	Royal Bank of Scotland PLC (The)
	334,000	(E)	(4,425)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(1,499)

	Total						$(81,372)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$496,723	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,376)
370,497	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,772)
Barclays Bank PLC
753,653	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,667)
685,046	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,006
422,667	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,022)
1,705,601	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,299)
1,199,649	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,266
1,020,555	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,479
409,965	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,216
4,457,149	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,688)
4,457,513	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,561
605,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,656
125,180	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,012
5,629,396	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,704
1,839,621	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(8,026)
415,742	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	206
3,816,095	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,569)
3,358,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,740
1,042,572	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,430
33,049	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(73)
181,355	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(882)
181,593	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	797
953,709	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,561)
201,431	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	632
1,610,605	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,837)
1,442,251	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,898)
126,302	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	554
555,807	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,250
1,917,021	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,413
30,805	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	135
99,457	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	437
72,173	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	317
123,713	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(318)
123,228	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(600)
3,865,918	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,812)
4,298,199	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(11,062)
2,761,346	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	13,437
3,070,064	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	7,901
1,434,384	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,258
220,887	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	964
321,994	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,540
Citibank, N.A.
184,015	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	808
132,097	(702)	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	25
Credit Suisse International
230,246	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,101)
1,003,381	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,799)
370,497	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,772)
395,041	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,889
Goldman Sachs International
264,725	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(586)
928,033	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,054)
715,954	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,584)
271,287	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	134
2,507,482	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,240
545,227	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,608)
899,302	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,990)
519,514	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,485)
523,154	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,283)
1,048,919	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,018)
1,048,919	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,018)
966,565	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,623)
501,398	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,398)
1,608,769	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,019)
229,191	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,000)
435,895	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,356
461,076	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,205)
1,328,442	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,464)
499,058	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,428)
663,272	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,172)
1,747,169	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,623)
706,950	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,085)
235,505	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,126)
183,550	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	91
494,301	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	244
231,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,107)
54,805	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(121)
582,390	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,541)
2,125,380	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,488)
519,631	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	257
310,384	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	153
1,039,079	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	514
212,245	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(470)
635,222	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,038)
886,505	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,240)
476,579	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,576
601,912	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,879)
1,268,690	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,068)
286,931	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,372)
1,819,695	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,855)
121,734	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(269)
361,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,730)
217,726	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(482)
67,427	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(328)
179,860	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(875)
211,415	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(468)
422,664	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(935)
286,315	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(634)
152,624	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(338)
1,017,050	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,250)
700,923	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,353)
694,244	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,320
776,299	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,714)
2,169,805	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,377
1,353,425	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,473
463,998	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,219
463,998	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,219
391,397	(489)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,267
JPMorgan Chase Bank N.A.
1,097,794	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,790)
694,244	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,318)

Total					$(87,493)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,462,783.
(b)	The aggregate identified cost on a tax basis is $210,897,641, resulting in gross unrealized appreciation and depreciation of $3,595,745 and $1,397,691, respectively, or net unrealized appreciation of $2,198,054.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$14,138,443	$5,000,057	$654,149	$4,352	$18,484,351
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $58,813,285 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $286,702 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $519,855.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$23,938,333	$—
U.S. Government and Agency Mortgage Obligations	—	126,609,523	—
U.S. Treasury Obligations	—	30,714,839	—
Short-term investments	18,754,351	13,078,649	—

Totals by level	$18,754,351	$194,341,344	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(6,370)	$—	$—
Forward premium swap option contracts	—	(45,959)	—
TBA sale commitments	—	(65,898,595)	—
Interest rate swap contracts	—	142,963	—
Total return swap contracts	—	(86,302)	—

Totals by level	$(6,370)	$(65,887,893)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$976,969	$972,637

Total	$976,969	$972,637

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)		$122,500,000
Written swap option contracts (contract amount)		$73,200,000
Futures contracts (number of contracts)		300
OTC interest rate swap contracts (notional)		$238,500,000
Centrally cleared interest rate swap contracts (notional)		$340,000
OTC total return swap contracts (notional)		$94,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013